NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Nature And Continuance Of Operations
Accumulated deficit	$ 120,890,654	$ 117,465,829